MINERAL PROPERTIES, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Expenses relating to short-term leases	$ 15,564	$ 12,953
Short-term lease payment related to mining services	$ 14,500	$ 11,900
Guanajuato Mine Complex [Member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years	2 years
Increased useful life	1 year
Tucano [Member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years	2 years
Increased useful life	2 years